WRL LETTERHEAD


                                            May 8, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Western Reserve Life Assurance Co. of Ohio
     WRL Series Annuity Account
     WRL Freedom Conqueror
     File No. 33-49558

     CIK No.  0000841056

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 21, 1998 via EDGAR.

                                            Sincerely,


                                            /s/ Priscilla I. Hechler
                                            Priscilla I. Hechler
                                            Assistant Vice President
                                            and Assistant Secretary

cc:  Thomas E. Pierpan, Esq.
     Mary Jane Wilson-Bilik, Esq.